SCHEDULE OF COMPANY’S PRINCIPAL SUBSIDIARIES (Details)	9 Months Ended
Dec. 31, 2024
Youxin (Zhengzhou) Automobile Intelligent Remanufacturing Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Hefei
Date of incorporation or acquisition	Sep. 08, 2021
Percentage of direct or indirect in equity ownership	88.00%
Principal activities, description	Vehicle sales
Youfang Beijing Information Technology Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Beijing
Date of incorporation or acquisition	Mar. 25, 2016
Percentage of direct or indirect in equity ownership	100.00%
Principal activities, description	Vehicle sales
Youtang Shaanxi Information Technology Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Xi’an
Date of incorporation or acquisition	May 12, 2022
Percentage of direct or indirect in equity ownership	100.00%
Principal activities, description	Vehicle sales